                    SUPPLEMENT DATED AUGUST 16, 2004 TO THE
 CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS DATED JANUARY 30,
                                      2004
                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                        PROSPECTUS DATED MARCH 30, 2004
                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN HIGH YIELD MUNICIPAL FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 30, 2004 AND JULY 27, 2004

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                        PROSPECTUS DATED APRIL 30, 2004
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                         PROSPECTUS DATED JULY 30, 2004
                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 12, 2004
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON JULY 30, 2004
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                         PROSPECTUS DATED JULY 30, 2004
                               VAN KAMPEN TRUST,
              ON BEHALF OF ITS SERIES, VAN KAMPEN HIGH YIELD FUND

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 31, 2003
                             VAN KAMPEN PACE FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON JUNE 30, 2004

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 31, 2003
                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                        VAN KAMPEN AMERICAN VALUE FUND,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 30, 2003
                       VAN KAMPEN EMERGING MARKETS FUND,
     AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 21, 2003 AND NOVEMBER 30, 2003
                    VAN KAMPEN EMERGING MARKETS INCOME FUND,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 30, 2003
                         VAN KAMPEN EQUITY GROWTH FUND,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 30, 2003 AND JUNE 30, 2004
                         VAN KAMPEN FOCUS EQUITY FUND,
 AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 30, 2003, JUNE 30, 2004 AND AUGUST 12,
                                      2004
                   VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 21, 2003
                             AND NOVEMBER 30, 2003
                       VAN KAMPEN GLOBAL FRANCHISE FUND,
 AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 21, 2003 AND NOVEMBER 30, 2003, JUNE 1,
                            2004 AND AUGUST 12, 2004
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 21, 2003
                             AND NOVEMBER 30, 2003
                     VAN KAMPEN INTERNATIONAL MAGNUM FUND,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 21, 2003
                    AND NOVEMBER 30, 2003 AND JUNE 30, 2004

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED DECEMBER 30, 2003

                   VAN KAMPEN HIGH INCOME CORPORATE BOND FUND
                         VAN KAMPEN CORPORATE BOND FUND

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED DECEMBER 30, 2003
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON JUNE 28, 2004
                           VAN KAMPEN TECHNOLOGY FUND

     The Prospectus hereby is supplemented as follows:

     (1) The section entitled "FEES AND EXPENSES OF THE FUND" hereby is amended by replacing footnote (2) to the fee table with the following:

          (2) Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge of 1.00% may be imposed on certain redemptions made within eighteen months of the purchase. With respect to shares purchased prior to December 1, 2004, a deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the purchase. See "Purchase of Shares -- Class A Shares."

     (2) The section entitled "PURCHASE OF SHARES -- CLASS A SHARES" hereby is amended by replacing the footnote to the Class A Shares Sales Charge Schedule as follows:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of the purchase. With respect to shares purchased prior to December 1, 2004, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the purchase. The contingent deferred sales charge is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

     (3) The section entitled "PURCHASE OF SHARES -- OTHER PURCHASE
PROGRAMS -- NET ASSET VALUE PURCHASE OPTIONS." hereby is amended by replacing the last sentence of option (8) as follows:

          Effective December 1, 2004, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, plus 0.25% on the excess over $5 million. With respect to shares purchased prior to December 1, 2004, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve month period as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million, plus 0.25% on the excess over $50 million.

     (4) The section entitled "PURCHASE OF SHARES -- OTHER PURCHASE
PROGRAMS -- NET ASSET VALUE PURCHASE OPTIONS." hereby is amended by replacing the last sentence of option (9) as follows:

          Effective December 1, 2004, shares purchased in each group's participants account in connection with this privilege will be subject to a contingent deferred sales charge of 1.00% in the event of redemption within eighteen months of purchase and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, and 0.25% on the excess over $5 million. With respect to shares purchased prior to December 1, 2004, shares purchased in each group's participant account in connection with this privilege will be subject to a contingent deferred sales charge of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                MS SPT FIND 8/04
                                                                     65264SPT-01

                        SUPPLEMENT DATED AUGUST 16, 2004
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2004
                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 30, 2004
                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2004
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 30, 2004
                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 30, 2004
                               VAN KAMPEN TRUST,
                            ON BEHALF OF ITS SERIES,
                           VAN KAMPEN HIGH YIELD FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2003,
                             VAN KAMPEN PACE FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON APRIL 5, 2004

          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2003,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 30, 2003 AND APRIL 5, 2004,
                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                    VAN KAMPEN EMERGING MARKETS INCOME FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND

                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2003
                   VAN KAMPEN HIGH INCOME CORPORATE BOND FUND
                         VAN KAMPEN CORPORATE BOND FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2003,
                          VAN KAMPEN EQUITY TRUST II,
                        ON BEHALF OF EACH OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
                           VAN KAMPEN TECHNOLOGY FUND

     The Statement of Additional Information hereby is supplemented as follows:

     (1) The footnote to the Class A Shares Sales Charge Table in the section entitled "DISTRIBUTION AND SERVICE" hereby is replaced as follows:

     * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of the purchase. With respect to shares purchased prior to December 1, 2004, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the purchase. The eighteen-month period (or one-year period, as applicable) ends on the first business day of the nineteenth month (or thirteenth month, as applicable) after the purchase date. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, and 0.25% on the excess over $5 million. Authorized dealers will be eligible to receive the ongoing service fee with respect to such shares commencing in the second year following purchase. Proceeds from the distribution and service fees paid by the Fund during the first twelve months are paid to the Distributor and are used by the Distributor to defray its distribution and service related expenses. With respect to shares purchased prior to December 1, 2004, a commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

     (2) The section entitled "CONTINGENT DEFERRED SALES CHARGE -- CLASS A" hereby is amended by replacing the first sentence with the following two sentences:

     As described in the Fund's Prospectus under "Purchase of Shares -- Class A Shares," there is no sales charge payable on Class A Shares at the time of purchase on investments of $1 million or more, but a contingent deferred sales charge ("CDSC-Class A") may be imposed on certain redemptions made within eighteen months of the purchase. With respect to shares purchased prior to December 1, 2004, the contingent deferred sales charge may be imposed on certain redemptions made within one year of the purchase.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               SAI SPT FEE2 8/04